UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: August 31, 2009

Date of reporting period: August 31, 2009

Item 1.	Reports to Stockholders.

2009 ANNUAL REPORT TO SHAREHOLDERS

iSHARES® MSCI SERIES

AUGUST 31, 2009

» *Would you prefer to receive materials like this electronically?*
See inside cover for details.

iShares MSCI All Peru Capped Index Fund

iShares®

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it's a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

To sign up for electronic delivery, please follow these simple steps:

1. Go to www.icsdelivery.com.

2. From the main page, select the first letter of your brokerage firm's name.

3. Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4. Fill out the appropriate information and provide the e-mail address where you would like your information sent.

Your information and email address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com.

Management’s Discussion of Fund Performance

iSHARES® MSCI ALL PERU CAPPED INDEX FUND

(TICKER: EPU)

INVESTMENT OBJECTIVE

The iShares MSCI All Peru Capped Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Peru Capped Index (the “Index”). The Index is a free float-adjusted market capitalization index designed to measure the performance of the Broad Peru Equity Universe, which consists of Peruvian equity securities that are classified in Peru according to the MSCI Global Investable Market Indices Methodology as well as securities of companies that are headquartered in Peru and have the majority of their operations based in Peru. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from June 19, 2009 (inception date of the Fund) through August 31, 2009 (the “reporting period”), the total return for the Fund was 12.18%, while the total return for the Index was 13.12%.

MARKET OVERVIEW AND DISCUSSION OF PERFORMANCE

Peru’s stock market posted a double-digit gain for the short two-month reporting period. A broad rebound in global equity markets, following a sharp decline in late 2008 and early 2009, appears to have helped lift the Peruvian stock market. Renewed investor interest in emerging markets may also have contributed. However, the resiliency of Peru’s economy also appears to have contributed to the rally in its stock market during the reporting period.

Peru’s economy produced a 0.3% growth rate in the first half of 2009. Although this growth rate is down considerably from a 9.8% growth rate in 2008, it came at a time when many countries, both in the developed and developing world, were experiencing economic contraction. A combination of a fiscal surplus in 2008 and international reserves held by the country’s central bank enabled the government to implement significant fiscal and monetary measures designed to stimulate economic activity. In addition, increasing demand for commodities, which make up approximately 80% of Peru’s exports, appears to have helped support the country’s economy.

Each of the Fund’s ten largest holdings as of August 31, 2009 produced positive returns for the reporting period. The top performers included commercial bank Banco Continental, which benefited from an improving financial environment, and copper producers Southern Copper Corp., and Sociedad Minera Cerro Verde SA, both of which rallied as copper prices rebounded. More moderate returns were produced by mining companies Compania de Minas Buenaventura SA and Compania Minera Milpo SA.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	1

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI ALL PERU CAPPED INDEX FUND

Performance as of August 31, 2009

Cumulative Total Returns

Inception to 8/31/09

NAV	MARKET	INDEX
12.18%	12.42%	13.12%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 6/19/09.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/22/09), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

As of the fiscal year ended 8/31/09, the Fund did not have six months of performance and therefore line graphs are not presented.

PORTFOLIO ALLOCATION As of 8/31/09
Sector	Percentage of Net Assets
Basic Materials	63.21%

Financial	20.25

Industrial	8.10

Consumer Non-Cyclical	3.64

Energy	3.15

Utilities	1.41

Short-Term and Other Net Assets	0.24

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/09
Security	Percentage of Net Assets
Southern Copper Corp.	17.45%

Compania de Minas Buenaventura SA SP ADR	15.58

Credicorp Ltd.	13.24

Minsur SA	4.67

Sociedad Minera el Brocal SA	4.58

Compania Minera Milpo SA	4.53

Volcan Compania Minera SAA Class B	4.43

Sociedad Minera Cerro Verde SA	4.30

Intergroup Financial Services Corp.	3.56

Banco Continental	3.45

TOTAL	75.79%

2	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® MSCI ALL PERU CAPPED INDEX FUND

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 19, 2009 (commencement of operations) to August 31, 2009.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (6/19/09)	Ending Account Value (8/31/09)	Annualized Expense Ratio	Expenses Paid During Period[a] (6/19/09 to 8/31/09)
Actual	$1,000.00	$1,121.80	0.54%	$1.15
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.54	2.75

[a]

Actual Expenses for the Fund, which commenced operations on June 19, 2009, are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (73 days) and divided by the number of days in the year (365 days).

Hypothetical expenses, which are based on a hypothetical half year, are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	3

Schedule of Investments

iSHARES® MSCI ALL PERU CAPPED INDEX FUND

August 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.76%

BANKS – 16.69%
Banco Continental	711,050	$2,441,228
Credicorp Ltd.	131,100	9,363,162

		11,804,390
BUILDING MATERIALS – 3.21%
Cementos Lima SA	999,700	934,521
Cementos Pacasmayo SAA	1,106,900	1,339,508

		2,274,029
DIVERSIFIED FINANCIAL SERVICES – 3.56%
Intergroup Financial Services Corp.	157,550	2,520,800

		2,520,800
ELECTRIC – 1.41%
Edegel SA	839,150	399,351
Empresa de Distribucion Electrica de Lima Norte SA	98,750	93,655
Luz del Sur SAA	305,100	504,041

		997,047
ENGINEERING & CONSTRUCTION – 2.50%
Grana y Montero SA	2,054,000	1,766,476

		1,766,476
FOOD – 3.64%
Alicorp SA	1,708,100	1,172,874
Copeinca ASA[a]	300,000	1,399,114

		2,571,988
IRON & STEEL – 3.32%
Corporacion Aceros Arequipa SA	1,725,017	1,073,078
Empresa Siderurgica del Peru SAA[a]	2,976,750	1,274,969

		2,348,047
MACHINERY – 2.39%
Ferreyros SA	1,993,350	1,693,988

		1,693,988
MINING – 59.89%
Compania de Minas Buenaventura SA SP ADR	436,200	11,022,773
Compania Minera Atacocha SA Class Ba	2,107,050	1,095,855

Security	Shares	Value
Compania Minera Milpo SA	1,310,260	$3,206,837
Hochschild Mining PLC	427,700	1,981,060
Minsur SA	1,387,650	3,301,907
Sociedad Minera Cerro Verde SAa	129,800	3,043,810
Sociedad Minera el Brocal SA	227,200	3,242,184
Southern Copper Corp.	436,750	12,342,555
Volcan Compania Minera SAA Class Ba	3,316,650	3,134,233

		42,371,214
OIL & GAS – 3.15%
Maple Energy PLC[a]	495,200	928,139
Refineria la Pampilla SAa	1,638,550	1,303,354

		2,231,493

TOTAL COMMON STOCKS (Cost: $66,256,809)		70,579,472

SHORT-TERM INVESTMENTS – 0.25%

MONEY MARKET FUNDS – 0.25%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.08%[b,c]	178,946	178,946

		178,946

TOTAL SHORT-TERM INVESTMENTS
(Cost: $178,946)		178,946

TOTAL INVESTMENTS IN SECURITIES – 100.01%
(Cost: $66,435,755)		70,758,418

Other Assets, Less Liabilities – (0.01)%		(7,296)

NET ASSETS – 100.00%		$70,751,122

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

4	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities

iSHARES® TRUST

August 31, 2009

iShares MSCI All Peru Capped Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$66,256,809
Affiliated issuers (Note 2)	178,946

Total cost of investments	$66,435,755

Investments in securities, at fair value (Note 1):
Unaffiliated issuers	$70,579,472
Affiliated issuers (Note 2)	178,946

Total fair value of investments	70,758,418
Foreign currencies, at value[a]	66,481
Receivables:
Investment securities sold	31,176
Due from custodian (Note 4)	87,721
Dividends and interest	24,071

Total Assets	70,967,867

LIABILITIES
Payables:
Investment securities purchased	120,122
Investment advisory fees (Note 2)	24,267
Accrued foreign taxes (Note 1)	72,356

Total Liabilities	216,745

NET ASSETS	$70,751,122

Net assets consist of:
Paid-in capital	$66,547,816
Accumulated net realized loss	(46,945)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	4,250,251

NET ASSETS	$70,751,122

Shares outstanding[b]	2,500,000

Net asset value per share	$28.30

[a]	Cost of foreign currencies: $66,323.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	5

Statement of Operations

iSHARES® TRUST

Period from June 19, 2009 (commencement of operations) through August 31, 2009

iShares MSCI All Peru Capped Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$34,586
Interest from affiliated issuers (Note 2)	24

Total investment income	34,610

EXPENSES
Investment advisory fees (Note 2)	41,724
Foreign taxes (Note 1)	1,940

Total expenses	43,664
Less investment advisory fees waived (Note 2)	(7,729)

Net expenses	35,935

Net investment loss	(1,325)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(37,265)
Foreign currency transactions	(9,319)

Net realized loss	(46,584)

Net change in unrealized appreciation (depreciation) on:
Investments (net of $72,356 accrued foreign taxes) (Note 1)	4,250,307
Translation of assets and liabilities in foreign currencies	(56)

Net change in unrealized appreciation (depreciation)	4,250,251

Net realized and unrealized gain	4,203,667

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,202,342

[a]	Net of foreign withholding tax of $450.

See notes to financial statements.

6	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

iShares MSCI All Peru Capped Index Fund
Period from June 19, 2009[a] to August 31, 2009
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment loss	$(1,325)
Net realized loss	(46,584)
Net change in unrealized appreciation (depreciation)	4,250,251

Net increase in net assets resulting from operations	4,202,342

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	66,548,780

Net increase in net assets from capital share transactions	66,548,780

INCREASE IN NET ASSETS	70,751,122

NET ASSETS
Beginning of period	–

End of period	$70,751,122

SHARES ISSUED
Shares sold	2,500,000

Net increase in shares outstanding	2,500,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	7

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares MSCI All Peru Capped Index Fund
Period from Jun. 19, 2009[a] to Aug. 31, 2009

Net asset value, beginning of period	$25.20

Income from investment operations:
Net investment loss[b]	(0.00)[c]
Net realized and unrealized gain[d]	3.10

Total from investment operations	3.10

Net asset value, end of period	$28.30

Total return	12.18%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$70,751
Ratio of expenses to average net assets prior to waived fees[f]	0.66%
Ratio of expenses to average net assets after waived fees[f]	0.54%
Ratio of expenses to average net assets after waived fees and exclusive of foreign taxes[f]	0.51%
Ratio of net investment loss to average net assets[f]	(0.02)%
Portfolio turnover rate[g]	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	Rounds to less than $0.01.
[d]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

8	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares MSCI All Peru Capped Index Fund (the “Fund”). The Fund commenced operations on June 19, 2009.

The Fund’s investment objective is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve the Fund’s investment objective. The Fund is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

The Fund invests in the securities of foreign issuers, which may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of the Fund is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”). The Fund is subject to the provisions of Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted

NOTES TO FINANCIAL STATEMENTS	9

Notes to Financial Statements (Continued)

iSHARES® TRUST

quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Fund does not adjust the quoted price for such instruments, even in situations where the Fund holds a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Fund uses one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

10	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The inputs used by the Fund in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Fund in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

As of August 31, 2009, the value of each of the Fund’s investments was classified as a Level 1 Price. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Any use of a rate different from the rate used by MSCI may adversely affect the Fund’s ability to track its underlying index. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events or currency repatriation. Based on the most current information available, it is believed that the Fund is also subject to foreign taxes on realized gains on sales of Peruvian ADRs. The Fund records a tax liability based on the unrealized appreciation on Peruvian ADRs for potential capital gains. All foreign taxes are recorded in accordance with the Peruvian tax regulations and rates that exist in the Peruvian market in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are disclosed in the Statement of Operations. Foreign taxes payable and accrued foreign taxes as of August 31, 2009, if any, are reflected in the Fund’s Statement of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS	11

Notes to Financial Statements (Continued)

iSHARES® TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, including any net foreign currency gains, are declared and distributed at least monthly by the Fund. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

As of August 31, 2009, the tax year-end of the Fund, the components of net distributable earnings on a tax basis consisted of unrealized appreciation of $4,212,625, and capital and other losses of $9,319, for net distributable earnings of $4,203,306.

FEDERAL INCOME TAXES

It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the period ended August 31, 2009.

From June 19, 2009 (commencement of operation) to August 31, 2009, the Fund incurred net foreign currency losses of $9,319. As permitted by tax regulations, the Fund has elected to defer those losses and treat them as arising in the year ending August 31, 2010.

The Fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of August 31, 2009, the cost of investments for federal income tax purposes was $66,473,381. Net unrealized appreciation was $4,285,037, of which $5,214,933 represented gross unrealized appreciation on securities and $929,896 represented gross unrealized depreciation on securities.

Management has reviewed the tax positions as of August 31, 2009 and has determined that no provision for income tax is required in the Fund’s financial statements.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of the Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

12	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

For its investment advisory services to the Fund, BGFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares Funds as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.74%	First $2.0 billion
0.69	Over $2.0 billion, up to and including $4.0 billion
0.64	Over $4.0 billion, up to and including $8.0 billion
0.57	Over $8.0 billion, up to and including $16.0 billion
0.51	Over $16.0 billion

For the period ended August 31, 2009, BGFA has voluntarily agreed to waive $7,729 of its investment advisory fees for the Fund.

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as the Fund’s underwriter and distributor of the shares of the Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Fund for its distribution services.

The Fund may invest in certain money market funds managed by BGFA, the Fund’s investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. These money market funds seek to achieve their investment objectives by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Fund from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statement of Operations.

Certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the period ended August 31, 2009, aggregated $6,515,781 and $421,258, respectively.

In-kind purchases (see Note 4) for the period ended August 31, 2009, aggregated $60,199,551.

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statement of Changes in Net Assets.

NOTES TO FINANCIAL STATEMENTS	13

Notes to Financial Statements (Continued)

iSHARES® TRUST

The consideration for the purchase of Creation Units of the Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in the Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statement of Assets and Liabilities.

5. BLACKROCK TRANSACTION

On June 16, 2009, Barclays PLC, the ultimate parent company of BGFA and BGI, accepted a binding offer and entered into an agreement to sell its interests in BGFA, BGI and certain affiliated companies, to BlackRock, Inc., (the “BlackRock Transaction”). The BlackRock Transaction is subject to certain regulatory approvals, as well as other conditions to closing.

Under the 1940 Act, completion of the BlackRock Transaction will cause the automatic termination of the Fund’s current investment advisory agreement with BGFA. In order for the management of the Fund to continue uninterrupted, the Board approved a new investment advisory agreement for the Fund subject to shareholder approval. A special meeting of shareholders of the Fund is scheduled to be held on November 4, 2009. Each shareholder of record as of the close of business on August 25, 2009 will receive notice of and entitled to vote at the meeting.

6. REVIEW OF SUBSEQUENT EVENTS

In connection with the preparation of the financial statements of the Fund as of and for the year ended August 31, 2009, events and transactions through October 23, 2009, the date the financial statements are available to be issued, have been evaluated by the Fund’s management for possible adjustment and/or disclosure. No subsequent events requiring financial statement disclosure have been identified.

14	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares MSCI All Peru Capped Index Fund (the “Fund”), at August 31, 2009, the results of its operations, the changes in its net assets and its financial highlights for the period June 19, 2009 (commencement of operations) through August 31, 2009, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 2009 by correspondence with the custodian, transfer agent and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

October 23, 2009

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	15

Tax Information (Unaudited)

iSHARES® TRUST

In January 2010, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2009. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

16	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Current Investment Advisory Contract (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider and approve the Fund’s entering into an Investment Advisory Contract with BGFA (the “Advisory Contract”). As required by Section 15(c), the Board requested, and BGFA provided, such information as the Board deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract. At a meeting held on September 23-24, 2008, the Board approved the selection of BGFA and the Advisory Contract for the Fund, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, no one of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED BY BGFA

The Board reviewed the scope of services to be provided by BGFA under the Advisory Contract. In reviewing the scope of services to be provided to the Fund by BGFA, the Board considered BGFA’s investment philosophy and experience, noting that over the past several years BGFA and its affiliates have committed significant resources to the support of the other iShares funds. The Board considered in particular that BGFA’s services for the other iShares funds capitalize on BGFA’s core competencies, including the effective use of its proprietary investment models analyzing securities market risk, asset class correlations and expected returns. The Board also considered services provided by BGFA and its affiliates in connection with the review of counterparty and issuer credit risk and securities lending opportunities and the oversight of intermediaries that provide shareholder support and processing functions.

The Board also considered BGFA’s compliance program and its compliance record with respect to the other iShares funds. The Board noted that, with respect to the other iShares funds, BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the senior management and relevant investment personnel, including the persons who will be responsible for the day-to-day management of the Fund and the adequacy of the time and attention that such persons would devote to the Fund. The Board also considered the reputation and overall financial strength of BGFA and its affiliates, as well as the Board’s past experience with BGFA. In addition to the above considerations, the Board reviewed and considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as the Fund; therefore, comparative performance information was generally not available. Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Fund under the Advisory Contract were appropriate and supported the Board’s selection of BGFA as investment adviser to the Fund.

FUND EXPENSES

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary methodology and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size or other differentiating factors, but were nonetheless included at the request of BGFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to that tracked by the Fund, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. The Board further noted that

BOARD REVIEW AND APPROVAL OF CURRENT INVESTMENT ADVISORY CONTRACT	17

Board Review and Approval of Current Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

due to the limitations in providing comparable funds in the Lipper Group, the statistical information may or may not provide meaningful direct comparisons to the Fund. The Board noted that the investment advisory fee rates and overall expense components for the Fund were generally lower than the median or average investment advisory fee rates and overall expenses of the funds in the Lipper Group. After discussion with BGFA management of the relative cost structures of the Fund and the funds in the applicable Lipper Group, the Board also noted that the investment advisory fee rate applicable to the Fund was consistent with the investment advisory fee rates of other iShares funds in similar asset classes and/or index families, as well as the level of additional services provided by BGFA in comparison to the services provided by competitor providers. The Board took into account BGFA’s assertion that the other exchange traded funds do not offer similar market exposure as the Fund. Based on this review, the Board concluded that the investment advisory fees and expense levels of the Fund, as proposed to be managed by BGFA, as compared to the investment advisory fees and expense levels of the funds in the relevant Lipper Group, were satisfactory for the purposes of approving the Advisory Contract.

COSTS OF SERVICES TO BE PROVIDED TO THE FUND AND PROFITS TO BE REALIZED BY BGFA AND AFFILIATES

The Board did not consider the profitability of the Fund to BGFA based on the fees payable under the Advisory Contract or revenue to be received by BGFA or its affiliates in connection with services to be provided to the Fund since the proposed relationships had not yet commenced. However, the Board noted that it would consider and monitor these matters in the future.

ECONOMIES OF SCALE

The Board noted that the Advisory Contract for the Fund provides for breakpoints in the investment advisory fee rates as a result of any increases in the asset levels of the Fund. The Board discussed that the Fund would receive breakpoints in the investment advisory fee rates at certain asset levels of the Fund on an aggregated basis with certain other iShares funds. The Board noted that the Fund, from inception, would receive the immediate benefit from this breakpoint structure. Based on this review, as well as the discussions described above in connection with the Lipper Group comparisons, the Board, recognizing its responsibility to consider this issue at least annually following an initial two-year period, concluded that the structure of the investment advisory fee, with the breakpoints, at present reflects the sharing, and potential further sharing, of economies of scale with the Fund shareholders.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board considered certain information regarding the Fund’s annual investment advisory fee rates under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts with substantially similar investment objectives and strategies, for which BGFA (or its affiliate, BGI) provides investment advisory/management services, including collective funds and separate accounts (together, the “Other Accounts”). The Board noted that comparative investment advisory/management fee information was not available for the Fund, as BGFA and its affiliates do not manage any Other Accounts with substantially similar investment objectives and strategies as the Fund. The Board noted that BGFA provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Fund. Based on this review, as well as the discussions described above in connection with the Lipper Group comparisons, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contract are fair and reasonable.

18	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Current Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

Except as noted below, the Board did not consider any ancillary revenue to be received by BGFA and/or its affiliates in connection with the services to be provided to the Fund by BGFA since the proposed relationship had not yet commenced. However, the Board noted that BGFA would not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered the potential for revenue to BGI, the Trust’s securities lending agent, in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BGFA affiliate or purchased from an underwriting syndicate in which a BGFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act.

In addition to the analysis set forth above, it should be noted that the fee arrangements proposed for the Fund reflect the result of several years of review and discussion between the Board and BGFA with respect to existing iShares funds. Various aspects of those arrangements may receive greater scrutiny in some years than others. The Board’s conclusions may be informed in part by information provided to the Board in prior years regarding details of the quality and scope of the adviser’s services.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rate thereunder, is fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Fund and its shareholders to approve the Advisory Contract.

BOARD REVIEW AND APPROVAL OF CURRENT INVESTMENT ADVISORY CONTRACT	19

Board Review and Approval of New Investment Advisory Agreements (Unaudited)

iSHARES® TRUST

On June 16, 2009, Barclays Bank PLC (“Barclays”) entered into an agreement to sell its interest in the Barclays Global Investors asset management business, which includes BGI and BGI’s business of advising, sponsoring and distributing exchange-traded funds, to BlackRock, Inc. (“BlackRock”). Assuming receipt of the requisite regulatory approvals and the satisfaction of other conditions to the closing, the subsidiaries of Barclays operating the BGI business, including BGFA, will be sold to BlackRock (the “Transaction”).

BGFA currently serves as the investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the “Current Advisory Agreement”). Under the 1940 Act, the Transaction, if consummated, will result in the automatic termination of the Current Advisory Agreement. In order for the management of the Fund to continue uninterrupted, the Board approved interim and new investment advisory agreements (the “New Advisory Agreements”) with the Trust, subject to shareholder approval.

Board Considerations in Approving the New Advisory Agreements

At an in-person Board meeting held on August 13, 2009, the Board, including the Independent Trustees, unanimously approved the New Advisory Agreements between BGFA and the Trust, on behalf of the Fund after consideration of all factors determined to be relevant to the Board’s deliberations, including those discussed below.

The Approval Process – At telephonic and in-person meetings held in June, July and August of this year, the Board, including the Independent Trustees, discussed the Transaction and the New Advisory Agreements for the Fund.

In preparation for their consideration of the New Advisory Agreements, the Trustees received, in response to a written due diligence request prepared by the Board and its independent counsel and provided to BlackRock, BGI and BGFA, comprehensive written information covering a range of issues and received, in response to their additional requests, further information in advance of and at the August 13, 2009 in-person Board meeting. To assist the Board in its consideration of the New Advisory Agreements, BlackRock provided materials and information about itself, including its history, management, investment, risk management and compliance capabilities and processes, and financial condition, and BGFA provided materials and information about the Transaction. In addition, the Independent Trustees consulted with their independent legal counsel and Fund counsel on numerous occasions, discussing, among other things, the legal standards and certain other considerations relevant to the Board’s deliberations.

At a meeting held on September 23-24, 2008, as required by the 1940 Act and, after reviewing, among other things, the investment capabilities, resources and personnel of BGFA, determined that the nature, extent and quality of the services provided by BGFA under the Current Advisory Agreement were appropriate. The Board also determined that the advisory fees to be paid by the Fund, taking into account any applicable agreed-upon fee waivers and breakpoints, were fair and reasonable in light of the services provided, the costs to BGFA of providing those services, economies of scale, the fees and other expenses paid by similar funds (including information provided by Lipper, Inc. (“Lipper”)), and such other circumstances as the Trustees considered relevant in the exercise of their reasonable judgment. The Fund, which commenced operations on June 19, 2009, did not operate for a meaningful period of time prior to the August 2009 Board meeting to provide a basis for the Board to consider the Fund’s performance history and information relating to the profitability of BGFA, economies of scale and other benefits to BGFA and its affiliates under the Fund’s Current Advisory Agreement, although certain of these matters had been considered in connection with the initial approval of the Fund’s Current Advisory Agreement. In addition, the Board had previously considered the Fund’s expenses in connection with the initial approval of the Fund’s Current Advisory Agreement, which information had, as of the August 2009 Board meeting, not changed materially since the initial approval.

In advance of the September 23-24, 2008 Board meeting, the Board requested and received materials specifically relating to the Fund’s Current Advisory Agreement. These materials were prepared for the Fund, and included information compiled by Lipper on the fees and expenses of the Fund as compared to a comparable group of funds as classified by Lipper.

20	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of New Investment Advisory Agreements (Unaudited) (Continued)

iSHARES® TRUST

At the June 17, July 29 and August 13, 2009 Board meetings, the Trustees discussed with representatives of BGI, BGFA and BlackRock, the management, investment, risk management and compliance capabilities and processes, and financial condition of BlackRock, the Transaction and its rationale, and BlackRock’s general plans and intentions regarding BGFA and the Fund. At these Board meetings, representatives of BGI, BGFA and BlackRock made various presentations to, and responded to questions from, the Board. The Board also inquired about the plans for, and anticipated roles and responsibilities of, the employees and officers of BGFA in connection with the Transaction, including the anticipated senior management structure of BGFA following the completion of the Transaction. The Independent Trustees also conferred separately and with their independent legal counsel about the Transaction and other matters related to the Transaction on a number of occasions. After the presentations and after reviewing the written materials provided, the Independent Trustees met in executive sessions with their independent legal counsel at the June, July and August 2009 Board meetings to consider the Transaction, its expected impact on BGFA and the Fund, and the New Advisory Agreements.

In connection with the Board’s review of the New Advisory Agreements, BGI, BGFA and/or BlackRock, as applicable, provided the Board with information about a variety of matters. The Board considered, among other things, the following information:

•	the reputation, financial strength and resources of BlackRock and its investment advisory subsidiaries and the anticipated financial strength and resources of the combined company;

•	that there is not expected to be any diminution in the nature, quality and extent of services provided to the Fund and its shareholders by BGFA, including portfolio management and compliance services;

•

that BGFA and BlackRock have no present intention to alter the advisory fee rates and expense arrangements currently in effect for the Fund for a period of two years from the date of the closing of the Transaction;

•	that it is expected that substantially all of the current employees of BGFA will remain employees of BGFA and will continue to provide services to the Fund following the Transaction;

•

that the Fund may benefit from having direct access to BlackRock’s state of the art technology and risk management analytic tools, including investment tools, provided under the BlackRock Solutions® brand name;

•	that the Fund is expected to continue to be sold through existing distribution channels;

•	that the Fund will have access to greater distribution resources through BlackRock’s relationships with third party brokers and retirement plan platforms;

•	that the parties to the Transaction agreement have agreed to conduct their respective businesses in compliance with the conditions of Section 15(f) of the 1940 Act in relation to the Fund;

•

that Barclays or one of its affiliates has agreed to pay all expenses of the Fund in connection with the Board’s consideration of the New Advisory Agreements and all costs of seeking shareholder approval of the New Advisory Agreements; and

•

that Barclays and BlackRock would derive benefits from the Transaction and that, as a result, they may have a different financial interest in the matters that were being considered than do Fund shareholders.

The Board did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors discussed below. The Trustees evaluated all information available to them, and their determinations were

BOARD REVIEW AND APPROVAL OF NEW INVESTMENT ADVISORY AGREEMENTS	21

Board Review and Approval of New Investment Advisory Agreements (Unaudited) (Continued)

iSHARES® TRUST

made separately in respect of the Fund. In their deliberations, the Trustees considered information received in connection with their recent approval of the Current Advisory Agreement at the September 2008 Board meeting, in addition to information provided by BGI, BGFA and BlackRock regarding BlackRock and the Transaction, in connection with their evaluation of the terms and conditions of the New Advisory Agreements. The Trustees, including a majority of the Independent Trustees, concluded that the terms of the New Advisory Agreements are appropriate, that the fees to be paid are reasonable in light of the services to be provided to the Fund, and that the New Advisory Agreements should be approved and, to the extent necessary, recommended to Fund shareholders. In voting to approve the New Advisory Agreements in respect of the Fund, the Board considered in particular the following factors:

The nature, extent and quality of services to be provided by BGFA and its affiliates – In connection with their consideration of the New Advisory Agreements, the Board considered representations by BGFA, BGI and BlackRock that there would be no diminution in the scope of services required of or provided by BGFA under the New Advisory Agreements for the Fund as compared to the scope of services provided by BGFA under the Current Advisory Agreement. In reviewing the scope of these services at the September 2008 and August 2009 Board meetings, the Board considered BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including over the past year, including investments in technology and increasing the number of their employees supporting the Fund. The Board also considered BGFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board noted that it expects that these reports and discussions will continue following the consummation of the Transaction. In addition to the above considerations, the Board considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board further took into account that BGFA does not serve as investment adviser for other series of registered investment companies with substantially similar investment objectives and strategies; therefore, directly comparable performance information was generally not available for the Fund.

In connection with the investment advisory services to be provided under the New Advisory Agreements, the Board took into account detailed discussions with representatives of BGFA at the September 2008 Board meeting regarding the management of the Fund. In addition to the investment advisory services to be provided to the Fund, the Board, at the August 2009 Board meeting, considered that BGFA also will continue to provide management and administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Fund, and that these services were expected to be consistent with the services BGFA currently performs under the Current Advisory Agreement.

The Board noted the representations of BGFA, BGI and BlackRock that the Transaction was not expected to have any adverse effect on the resources and strengths of BGFA in managing the Fund. The Board also considered that the Fund and its shareholders may benefit from having direct access to BlackRock’s state of the art technology and risk management analytic tools, including the investment tools provided under the BlackRock Solutions® brand name. The Board discussed BlackRock’s current financial condition, its anticipated financial condition following the completion of the Transaction and its lines of business. The Board also discussed BGFA’s anticipated financial condition following the completion of the Transaction. The Board discussed BlackRock’s current ownership structure and expected ownership structure following the completion of the Transaction. The Board was advised that BlackRock operates as an independent firm, with its own Board of Directors and no majority shareholder. The Board was also advised that while BlackRock’s largest shareholders, Merrill Lynch, a wholly owned subsidiary of Bank of America, and PNC, are important clients and strategic partners of BlackRock, they are not involved in the firm’s day-to-day management or operations.

Based on the discussions held and the materials presented at the June, July and August 2009 Board meetings and prior Board meetings, the Board determined that the Transaction would not likely cause an adverse change in the nature, extent and quality of the services to

22	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of New Investment Advisory Agreements (Unaudited) (Continued)

iSHARES® TRUST

be provided by BGFA under the New Advisory Agreements compared with the services provided by BGFA under the Current Advisory Agreement and that the Board expects that the quality of such services will continue to be appropriate.

Fund’s expenses and performance of the Fund – The Board received and reviewed statistical information prepared by Lipper at the September 2008 meeting regarding the expense ratio components of the Fund, including advisory fees, waivers and reimbursements, and gross and net total expenses, in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Fund’s peer group pursuant to Lipper’s proprietary methodology and any registered investment companies that would otherwise have been excluded from Lipper’s comparison group due to certain differentiating factors, but were nonetheless included at the request of BGFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Fund, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information may or may not provide meaningful direct comparisons to the Fund.

The Board noted that the investment advisory fees and overall expenses for the Fund were generally lower than the median or average investment advisory fee rates and overall expenses of the funds in the Lipper Group with respect to the Current and New Advisory Agreements. The Board took into account that the fee rates for the Fund under the New Advisory Agreements are identical to the fee rates under the respective Current Advisory Agreement. Further, the Board noted that representatives of BGFA and BlackRock had confirmed that there is no present intention to alter the advisory fee rates, expense waivers or expense reimbursements currently in effect for the Fund for a period of two years from the date of the closing of the Transaction.

Based on this review, the Board had concluded that the investment advisory fee rates and expense levels of the Fund, as compared to the investment advisory fee rates and expense levels of the funds in the relevant Lipper Group, were satisfactory for the purposes of approving the Current Advisory Agreement and concluded that these comparisons continued to be satisfactory for the purpose of approving the New Advisory Agreements.

As noted above, the Fund did not operate for a meaningful period of time prior to the August 2009 Board meeting to provide a basis for the Board to consider the Fund’s performance history. The Board considered BGFA’s substantial investment advisory experience and capabilities, as well as the possibility of additional resources and support from BlackRock following the completion of the Transaction, but noted that the effect, if any, the consummation of the Transaction would have on the future performance of the Fund could not be predicted.

Cost of services provided and profits realized by BGFA from the relationship with the Fund – As noted above, the Fund did not operate for a meaningful period of time prior to the August 2009 Board meeting to provide a basis for the Board to consider information relating to BGFA’s profitability under the Fund’s Current Advisory Agreement.

In evaluating the costs of the services to be provided by BGFA under the New Advisory Agreements, the Board considered, among other things, whether advisory fee rates or other expenses would change as a result of the Transaction. The Board noted that the New Advisory Agreements are similar to the Current Advisory Agreement, including the fact that the fee rates under the Agreements are identical and that representatives of BGFA and BlackRock represented that there is no present intention due to the Transaction to alter the advisory fee rates, expense waiver or expense reimbursements currently in effect for the Fund for a period of two years from the date of the closing of the Transaction. It was noted that it was not possible to predict how the Transaction would affect BGFA’s profitability from its relationship

BOARD REVIEW AND APPROVAL OF NEW INVESTMENT ADVISORY AGREEMENTS	23

Board Review and Approval of New Investment Advisory Agreements (Unaudited) (Continued)

iSHARES® TRUST

with the Fund. Potential cost savings had been described by BlackRock representatives that may be achieved by BlackRock immediately following the Transaction, but even if all of such savings were realized by BGFA in connection with the management of the Fund, BGFA’s profitability in respect of the Fund was not expected to increase in a significant respect. BGFA, BlackRock and the Board discussed how profitability will be calculated and presented to the Board following the Transaction, and the Board reviewed BlackRock’s 2008 profitability methodology with respect to its registered funds. The Board expects to receive profitability information from BGFA on at least an annual basis following the completion of the Transaction and thus be in a position to evaluate whether any adjustments in Fund fees would be appropriate.

The extent to which economies of scale would be realized as a Fund grows and whether fee levels would reflect such economies of scale – At the June 2009 Board meeting, the Board reviewed BGFA’s historic profitability as investment adviser to the iShares fund complex and noted that BGFA had continued to make significant investments in the iShares fund complex, that expenses had grown at a pace similar to the growth in revenue, and that BGFA had incurred operating losses during earlier years when the iShares funds had not yet reached scale. The Board further noted, based on its review of information provided at the September 2008 Board meeting, that the Current and New Advisory Agreements provide for breakpoints in the Fund’s investment advisory fee rates as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. At the September 2008 Board meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fee rates, with the breakpoints, reflected appropriate sharing of economies of scale with the Fund’s shareholders.

The Board noted representations from BGFA and BlackRock that BGFA will continue to make significant investments in the iShares fund complex and the infrastructure supporting the Fund. The Board determined that changes to the fee structure were not currently necessary and that the Fund appropriately participates in economies of scale. It was noted that it was not possible to evaluate how the Transaction would create opportunities for additional economies of scale. The Board expects to consider economies of scale on at least an annual basis following completion of the Transaction and thus be in a position to evaluate additional economies of scale, if any.

Fees and services provided for other comparable funds/accounts managed by BGFA and its Affiliates – At the September 2008 Board meeting, the Board received and considered certain information regarding the Fund’s annual investment advisory fee rates under the Current Advisory Agreement in comparison to the investment advisory/management fee rates for other funds/accounts for which BGFA or BGI provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted that directly comparable investment advisory/management fee information was not available for the Fund, as BGFA and its affiliates do not manage any Other Accounts with substantially similar investment objectives and strategies as the Fund. The Board noted, however, that BGFA provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Fund. The Board noted that the investment advisory fee rate under the Current Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts for which BGFA or BGI provides investment advisory/management services, but that the differences appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the Other Accounts. Based on this review, the Board determined that the investment advisory fee rates under the Current and New Advisory Agreements do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Current and New Advisory Agreements are fair and reasonable.

Other benefits to BGFA and its affiliates, including fall-out benefits – As noted above, the Fund did not operate for a meaningful period of time prior to the August 2009 Board meeting to provide a basis for the Board to consider fall-out and any other ancillary benefits to BGFA and its affiliates under the Fund’s Current Advisory Agreement. Any fall-out or ancillary benefits as a result of the Transaction were difficult to quantify with certainty at this time, and the Board indicated that it would continue to evaluate them going forward.

24	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of New Investment Advisory Agreements (Unaudited) (Continued)

iSHARES® TRUST

Conclusion – The Board examined the totality of the information they were provided at the September 2008 and June, July and August 2009 Board meetings, and information they received at other meetings held during the past year, and did not identify any single factor discussed previously as controlling. Based on this analysis, the Board determined that the New Advisory Agreements, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Fund and its shareholders to unanimously approve the New Advisory Agreements.

BOARD REVIEW AND APPROVAL OF NEW INVESTMENT ADVISORY AGREEMENTS	25

Supplemental Information (Unaudited)

iSHARES® TRUST

Net asset value, or “NAV,” is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The frequency distributions of premiums and discounts for the Fund are not presented in this report as the Fund commenced operations on June 19, 2009 and did not have a full calendar quarter reportable data as of August 31, 2009.

26	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Chief Compliance Officer, Treasurer and Secretary shall each hold office until their successors are chosen and qualified and all other officers shall hold office until he or she resigns or is removed.

iShares Trust, iShares, Inc., Barclays Global Investors Funds (“BGIF”) and Master Investment Portfolio (“MIP”) are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of iShares Trust also serves as a Director for iShares, Inc. and oversees 183 portfolios within the fund complex. In addition, Lee T. Kranefuss serves as a Trustee for BGIF and MIP and oversees an additional 26 portfolios within the fund complex.

The address of each Trustee and Officer is c/o Barclays Global Investors, N.A., 400 Howard Street, San Francisco, California 94105. The Board has designated George G.C. Parker as its Lead Independent Trustee. Additional information about the Funds’Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Trustees and Officers

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
*Lee T. Kranefuss, 48	Trustee and Chairman (since 2003).	Non-Executive Chairman (since 2009), iShares; Global Chief Executive Officer (2008-2009) of iShares/Intermediary Groups of BGI; Chief Executive Officer (2005-2008) of iShares Intermediary Index and Market Group of BGI; Chief Executive Officer (2003-2005) of the Intermediary Investor and Exchange Traded Products Business of BGI; Director (since 2005) of BGFA; Director, President and Chief Executive Officer (since 2005) of Barclays Global Investors International, Inc.; Director and Chairman (since 2005) of Barclays Global Investors Services.	Director (since 2003) of iShares, Inc.; Trustee (since 2001) of BGIF and MIP.

*	Lee T. Kranefuss is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BGFA, the Funds’ investment adviser; BGI, the parent company of BGFA; and Barclays Global Investors Services, an affiliate of BGFA and BGI.

TRUSTEE AND OFFICER INFORMATION	27

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
George G.C. Parker, 70	Trustee (since 2000); Lead Independent Trustee (since 2006).	Dean Witter Distinguished Professor of Finance (since 1994), Emeritus, Stanford University: Graduate School of Business.	Director (since 2002) of iShares, Inc.; Lead Independent Director (since 2006) of iShares, Inc.; Director (since 1995) of Community First Financial Group; Director (since 1999) of Tejon Ranch Company; Director (since 2004) of Threshold Pharmaceuticals; Director (since 2007) of NETGEAR, Inc.

J. Darrell Duffie, 55	Trustee (since 2008).	Professor (since 1984) of Stanford University: Graduate School of Business.	Director (since 2008) of iShares, Inc.; Director (since 2008) of Moody’s Corp.

Cecilia H. Herbert, 60	Trustee (since 2005).	Chair (1994-2005) of Investment Committee, Archdiocese of San Francisco; Director (since 1998) and President (since 2007) of the Board of Directors, Catholic Charities CYO; Trustee (2004-2005) of Pacific Select Funds; Trustee (since 2002) and Chair (2006-2007) of the Finance and Investment Committees (since 2006) of the Thacher School.	Director (since 2005) of iShares, Inc.; Advisory Board Member (since 2009) of Forward Funds.

Charles A. Hurty, 66	Trustee (since 2005).	Retired. Partner, KPMG LLP (1968-2001).	Director (since 2005) of iShares, Inc.; Director (since 2002) of ProMark Absolute Return Strategies Fund LLC (1 portfolio); Director (since 2002) of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio); Director (since 2005) of CSFB Alternative Investments Fund (6 portfolios).

John E. Kerrigan, 54	Trustee (since 2005).	Chief Investment Officer (since 2002) of Santa Clara University.	Director (since 2005) of iShares, Inc.

*John E. Martinez, 48	Trustee (since 2003).	Director (since 2005) of EquityRock Capital Management; Director (since 2003) of Larkin Street Youth Services.	Director (since 2003) of iShares, Inc.; Chairman (since 2007) of Independent Review Committee, Canadian iShares Funds.

28	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Robert H. Silver, 54	Trustee (since 2007).	President and Co-Founder (since 2006) of The Bravitas Group, Inc.; Member (since 2006) of Non-Investor Advisory Board of Russia Partners II, LP; Director and member (2006-2009) of the Audit and Compensation Committee of EPAM Systems, Inc.; President and Chief Operating Officer (2003-2005) and Director (1999-2005) of UBS Financial Services, Inc.; President and Chief Executive Officer (1999-2005) of UBS Services USA, LLC; Managing Director (2000-2005) of UBS America, Inc.; Director and Vice Chairman (since 2001) of the YMCA of Greater NYC; Broadway Producer (since 2006); Co-Founder and Vice President (since 2008) of Parentgiving Inc.	Director (since 2007) of iShares, Inc.

*	Prior to August 13, 2009, John E. Martinez was deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BGFA, the Funds’ investment adviser; BGI, the parent company of BGFA; and Barclays Global Investors Services, an affiliate of BGFA and BGI. Effective August 13, 2009, John E. Martinez is a non-interested person notwithstanding his former affiliation with BGFA and its affiliates prior to 2002.

Officers

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Michael A. Latham, 44	President (since 2007).	Head (since 2007) of Americas iShares, BGI; Chief Operating Officer (2003-2007) of the Intermediary Investor and Exchange Traded Products Business of BGI; Director and Chief Financial Officer (since 2005) of Barclays Global Investors International, Inc.	None.

TRUSTEE AND OFFICER INFORMATION	29

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers (Continued)

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Geoffrey D. Flynn, 52	Executive Vice President and Chief Operating Officer (since 2008).	Chief Operating Officer (since 2008) of U.S. iShares, BGI; Director (2007-2008) of Mutual Fund Operations of BGI; President (2003-2007) of Van Kampen Investors Services; Managing Director (2002-2007) of Morgan Stanley; President (2002-2007) of Morgan Stanley Trust, FSB.	None.

Jack Gee, 50	Treasurer and Chief Financial Officer (since 2008).	Senior Director (since 2009) of Fund Administration of Intermediary Investor Business of BGI; Director (2004-2009) of Fund Administration of Intermediary Investor Business of BGI; Treasurer and Chief Financial Officer (2004) of Parnassus Investments.	None.

Eilleen M. Clavere, 57	Secretary (since 2007).	Director (since 2006) of Legal Administration of Intermediary Investor Business of BGI; Legal Counsel and Vice President (2005-2006) of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc.; Counsel (2001-2005) of Kirkpatrick & Lockhart LLP.	None.

Ira P. Shapiro, 46	Vice President and Chief Legal Officer (since 2007).	Associate General Counsel (since 2004) of BGI; First Vice President (1993-2004) of Merrill Lynch Investment Managers.	None.

Amy Schioldager, 47	Executive Vice President (since 2007).	Global Head (since 2008) of Index Equity, BGI; Global Head (2006-2008) of U.S. Indexing, BGI; Head (2001-2006) of Domestic Equity Portfolio Management, BGI.	None.

Patrick O’Connor, 42	Vice President (since 2007).	Head (since 2006) of iShares Portfolio Management, BGI; Senior Portfolio Manager (1999-2006) of BGI.	None.

30	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers (Continued)

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Lee Sterne, 44	Vice President (since 2007).	Head (since 2007) of U.S. Fixed Income Index and iShares, BGI; Senior Portfolio Manager (2004-2007) of BGI; Portfolio Manager (2001-2004) of BGI.	None.

Matt Tucker, 37	Vice President (since 2007).	Director (since 2009) of Fixed Income Investment Strategy, BGI; Head (2005-2008) of U.S. Fixed Income Investment Solutions, BGI; Fixed Income Investment Strategist (2003-2005) of BGI.	None.

TRUSTEE AND OFFICER INFORMATION	31

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares Russell Domestic Index Funds	Trading Symbol
iShares Russell 3000	IWV
iShares Russell 3000 Growth	IWZ
iShares Russell 3000 Value	IWW
iShares Russell Top 200	IWL
iShares Russell Top 200 Growth	IWY
iShares Russell Top 200 Value	IWX
iShares Russell 1000	IWB
iShares Russell 1000 Growth	IWF
iShares Russell 1000 Value	IWD
iShares Russell Midcap	IWR
iShares Russell Midcap Growth	IWP
iShares Russell Midcap Value	IWS
iShares Russell 2000	IWM
iShares Russell 2000 Growth	IWO
iShares Russell 2000 Value	IWN
iShares Russell Microcap	IWC

iShares S&P Domestic Index Funds
iShares S&P 1500	ISI
iShares S&P 100	OEF
iShares S&P 500	IVV
iShares S&P 500 Growth	IVW
iShares S&P 500 Value	IVE
iShares S&P MidCap 400	IJH
iShares S&P MidCap 400 Growth	IJK
iShares S&P MidCap 400 Value	IJJ
iShares S&P SmallCap 600	IJR
iShares S&P SmallCap 600 Growth	IJT
iShares S&P SmallCap 600 Value	IJS

iShares Morningstar Domestic Index Funds
iShares Morningstar Large Core	JKD
iShares Morningstar Large Growth	JKE
iShares Morningstar Large Value	JKF
iShares Morningstar Mid Core	JKG
iShares Morningstar Mid Growth	JKH
iShares Morningstar Mid Value	JKI
iShares Morningstar Small Core	JKJ
iShares Morningstar Small Growth	JKK
iShares Morningstar Small Value	JKL

iShares Dow Jones Domestic Index Funds
iShares Dow Jones U.S.	IYY

iShares KLD Socially Responsible Index Funds
iShares FTSE KLD 400 Social	DSI
iShares FTSE KLD Select Social	KLD

iShares NYSE Domestic Index Funds
iShares NYSE Composite	NYC
iShares NYSE 100	NY

iShares Domestic Specialty Index Funds	Trading Symbol
iShares S&P U.S. Preferred Stock	PFF
iShares Dow Jones Select Dividend	DVY

iShares North American Sector/Subsector Index Funds
iShares S&P North American Technology Sector	IGM
iShares S&P North American Technology-Multimedia Networking	IGN
iShares S&P North American Technology-Semiconductors	IGW
iShares S&P North American Technology-Software	IGV
iShares S&P North American Natural Resources Sector	IGE

iShares Domestic Sector Index Funds
iShares Dow Jones U.S. Basic Materials Sector	IYM
iShares Dow Jones U.S. Consumer Goods Sector	IYK
iShares Dow Jones U.S. Consumer Services Sector	IYC
iShares Dow Jones U.S. Energy Sector	IYE
iShares Dow Jones U.S. Financial Sector	IYF
iShares Dow Jones U.S. Healthcare Sector	IYH
iShares Dow Jones U.S. Industrial Sector	IYJ
iShares Dow Jones U.S. Technology Sector	IYW
iShares Dow Jones U.S. Telecommunications Sector	IYZ
iShares Dow Jones U.S. Utilities Sector	IDU

iShares Domestic Subsector Index Funds
iShares Dow Jones Transportation Average	IYT
iShares Dow Jones U.S. Aerospace & Defense	ITA
iShares Dow Jones U.S. Broker-Dealers	IAI
iShares Dow Jones U.S. Financial Services	IYG
iShares Dow Jones U.S. Healthcare Providers	IHF
iShares Dow Jones U.S. Home Construction	ITB
iShares Dow Jones U.S. Insurance	IAK
iShares Dow Jones U.S. Medical Devices	IHI
iShares Dow Jones U.S. Oil & Gas Exploration & Production	IEO
iShares Dow Jones U.S. Oil Equipment & Services	IEZ
iShares Dow Jones U.S. Pharmaceuticals	IHE
iShares Dow Jones U.S. Regional Banks	IAT
iShares Nasdaq Biotechnology	IBB

iShares Domestic Real Estate Index Funds
iShares Cohen & Steers Realty Majors	ICF
iShares Dow Jones U.S. Real Estate	IYR
iShares FTSE NAREIT Real Estate 50	FTY
iShares FTSE NAREIT Industrial/Office Capped	FIO
iShares FTSE NAREIT Mortgage Plus Capped	REM
iShares FTSE NAREIT Residential Plus Capped	REZ
iShares FTSE NAREIT Retail Capped	RTL

iShares Target Risk Index Funds
iShares S&P Conservative Allocation	AOK
iShares S&P Moderate Allocation	AOM
iShares S&P Growth Allocation	AOR
iShares S&P Aggressive Allocation	AOA

32	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds (Continued)

iShares International Country Index Funds	Trading Symbol
iShares FTSE China (HK Listed)	FCHI
iShares FTSE/Xinhua China 25	FXI
iShares MSCI Australia	EWA
iShares MSCI Austria Investable Market	EWO
iShares MSCI Belgium Investable Market	EWK
iShares MSCI Brazil	EWZ
iShares MSCI Canada	EWC
iShares MSCI Chile Investable Market	ECH
iShares MSCI France	EWQ
iShares MSCI Germany	EWG
iShares MSCI Hong Kong	EWH
iShares MSCI Israel Capped Investable Market	EIS
iShares MSCI Italy	EWI
iShares MSCI Japan	EWJ
iShares MSCI Japan Small Cap	SCJ
iShares S&P/TOPIX 150	ITF
iShares MSCI Malaysia	EWM
iShares MSCI Mexico Investable Market	EWW
iShares MSCI Netherlands Investable Market	EWN
iShares MSCI All Peru Capped	EPU
iShares MSCI Singapore	EWS
iShares MSCI South Africa	EZA
iShares MSCI South Korea	EWY
iShares MSCI Spain	EWP
iShares MSCI Sweden	EWD
iShares MSCI Switzerland	EWL
iShares MSCI Taiwan	EWT
iShares MSCI Thailand Investable Market	THD
iShares MSCI Turkey Investable Market	TUR
iShares MSCI United Kingdom	EWU

iShares International Index Funds
iShares MSCI ACWI ex US	ACWX
iShares MSCI EAFE	EFA
iShares MSCI EAFE Growth	EFG
iShares MSCI EAFE Value	EFV
iShares MSCI EAFE Small Cap	SCZ
iShares FTSE Developed Small Cap ex-North America	IFSM
iShares MSCI Emerging Markets	EEM
iShares MSCI Emerging Markets Eastern Europe	ESR
iShares S&P Emerging Markets Infrastructure	EMIF
iShares MSCI BRIC	BKF
iShares MSCI EMU	EZU
iShares MSCI All Country Asia ex Japan	AAXJ
iShares MSCI Pacific ex-Japan	EPP
iShares S&P Asia 50	AIA
iShares S&P Europe 350	IEV
iShares S&P Latin America 40	ILF

iShares International/Global Real Estate Index Funds
iShares S&P Developed ex-U.S. Property	WPS
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	IFGL
iShares FTSE EPRA/NAREIT Developed Asia	IFAS
iShares FTSE EPRA/NAREIT Developed Europe	IFEU
iShares FTSE EPRA/NAREIT North America	IFNA

iShares International Specialty Index Funds
iShares Dow Jones International Select Dividend	IDV

iShares Target Date Index Funds	Trading Symbol
iShares S&P Target Date Retirement Income	TGR
iShares S&P Target Date 2010	TZD
iShares S&P Target Date 2015	TZE
iShares S&P Target Date 2020	TZG
iShares S&P Target Date 2025	TZI
iShares S&P Target Date 2030	TZL
iShares S&P Target Date 2035	TZO
iShares S&P Target Date 2040	TZV

iShares Global Index Funds
iShares MSCI ACWI	ACWI
iShares S&P Global 100	IOO
iShares MSCI Kokusai	TOK

iShares Global Sector Index Funds
iShares S&P Global Consumer Discretionary Sector	RXI
iShares S&P Global Consumer Staples Sector	KXI
iShares S&P Global Energy Sector	IXC
iShares S&P Global Financials Sector	IXG
iShares S&P Global Healthcare Sector	IXJ
iShares S&P Global Industrials Sector	EXI
iShares S&P Global Materials Sector	MXI
iShares S&P Global Technology Sector	IXN
iShares S&P Global Telecommunications Sector	IXP
iShares S&P Global Utilities Sector	JXI

iShares Global Theme Based Index Funds
iShares S&P Global Clean Energy	ICLN
iShares S&P Global Infrastructure	IGF
iShares S&P Global Nuclear Energy	NUCL
iShares S&P Global Timber & Forestry	WOOD

iShares U.S. Multisector Bond Funds
iShares Barclays Aggregate	AGG
iShares Barclays Government/Credit	GBF
iShares Barclays Intermediate Government/Credit	GVI

iShares U.S. Government Bond Funds
iShares Barclays Short Treasury	SHV
iShares Barclays 1-3 Year Treasury	SHY
iShares Barclays 3-7 Year Treasury	IEI
iShares Barclays 7-10 Year Treasury	IEF
iShares Barclays 10-20 Year Treasury	TLH
iShares Barclays 20+ Year Treasury	TLT
iShares Barclays TIPS	TIP
iShares Barclays Agency	AGZ

iShares U.S. Credit Bond Funds
iShares Barclays Credit	CFT
iShares Barclays 1-3 Year Credit	CSJ
iShares Barclays Intermediate Credit	CIU
iShares iBoxx $ Investment Grade Corporate	LQD
iShares iBoxx $ High Yield Corporate	HYG

iShares U.S. Securitized Bond Funds
iShares Barclays MBS	MBB

iSHARES FAMILY OF FUNDS	33

The iShares® Family of Funds (Continued)

iShares AMT-Free Municipal Bond Funds	Trading Symbol
iShares S&P National AMT-Free Municipal	MUB
iShares S&P Short Term National AMT-Free Municipal	SUB
iShares S&P California AMT-Free Municipal	CMF
iShares S&P New York AMT-Free Municipal	NYF

iShares International Bond Funds	Trading Symbol
iShares JPMorgan USD Emerging Markets	EMB
iShares S&P/Citigroup International Treasury	IGOV
iShares S&P/Citigroup 1-3 Year International Treasury	ISHG

iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., MSCI Inc., Morningstar Inc., The NASDAQ OMX Group, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company or Standard & Poor’s, nor are they sponsored or endorsed by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above except Barclays Capital, which is an affiliate of BGI. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage REITs or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited. “NAREIT® “is a trademark of NAREIT; “EPRA®” is a trademark of EPRA.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2009 Annual Report.

iS-1437-1009

34	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to the iShares Funds. BGFA is a subsidiary of Barclays Global Investors, N.A. (BGI), neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds, Neither SEI nor BGI, nor any of their affiliates, are affiliated with the company listed above.

©2009 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, service marks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund’s website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a monthly basis on the Fund’s website.

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

iShares® LET’S BUILD A BETTER INVESTMENT WORLD®.

BARCLAYS

GLOBAL INVESTORS

BGI-AR-86-0809

Item 2.	Code of Ethics.

iShares Trust (the “Registrant”) has adopted a code of ethics that applies to persons appointed by the Registrant’s Board of Trustees as the President and/or Chief Financial Officer, and any persons performing similar functions. For the fiscal year ended August 31, 2009, there were no amendments to any provision of this code of ethics, nor were there any waivers granted from any provision of this code of ethics. A copy of this code of ethics is filed with this Form N-CSR under Item 12(a)(1).

Item 3.	Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the Registrant’s audit committee are Charles A. Hurty, John E. Kerrigan, George G.C. Parker and Robert H. Silver, all of whom are independent, as that term is defined under Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the iShares MSCI All Peru Capped Index Fund of the Registrant for which the fiscal year-end is August 31, 2009 (the “Fund”), and whose annual financial statements are reported in Item 1.

(a)	Audit Fees – The aggregate fees billed for the last fiscal year for professional services rendered by the principal accountant for the audit of the Fund’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year, was $12,439 for the fiscal year ended August 31, 2009.

(b)	Audit-Related Fees – There were no fees billed for the fiscal year ended August 31, 2009 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (a) of this Item.

(c)	Tax Fees – The aggregate fees billed in the last fiscal year for professional services rendered by the principal accountant for the review of the Fund’s tax returns and excise tax calculations, were $4,565 for the fiscal year ended August 31, 2009.

(d)	All Other Fees – There were no other fees billed for the fiscal year ended August 31, 2009 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)	(1) The Registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the Registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the Registrant or to any entity controlling, controlled by or under common control with the Registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(2) There were no services described in (b) through (d) above (including services required by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	None of the hours expended on the principal accountant’s engagement to audit the Fund’s financial statements for the fiscal year ended August 31, 2009 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the Funds, and rendered to the Registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the Registrant were $3,697,425 for the fiscal year ended August 31, 2009.

(h)	The Registrant’s audit committee has considered whether the provision of non-audit services rendered to the Registrant’s investment adviser and any Adviser Affiliate that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, are compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services do not compromise the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are George G.C. Parker, Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, Robert H. Silver and J. Darrell Duffie.

Item 6.	Schedule of Investments.

(a) A schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Code of Ethics for Senior Officers that is the subject of Item 2 is attached.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: November 4, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: November 4, 2009

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date: November 4, 2009